Convertible Promissory Notes (Details Narrative) - Gravitics Inc [Member] - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	May 14, 2024	Jun. 16, 2023	Feb. 28, 2026	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
ConvertiblePromissoryNotesLineItems [Line Items]
Accrued interest	$ 600					$ 600	$ 600			$ 111,800	$ 30,600
Share price		$ 0.01							$ 4.89	$ 0.01
Convertible promissory note		$ 5,700								$ 5,700
Default interest		$ 600								600
Default interest										200
Percentage of interest bearing					15.00%
Issuance of redeemable convertible preferred stock and common stock upon conversion of promissory note, shares				66,049
Gain on extinguishment of unsecured promissory note											$ 186
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number		2,688,294	2,920,881						2,688,294	2,688,294	2,920,881
Unsecured Promissory Note Warrants [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number				99,072
Common Stock [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Share price									$ 4.28
Issuance of redeemable convertible preferred stock and common stock upon conversion of promissory note, shares											66,049
Series A One Redeemable Convertible Preferred Stock [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Conversion of stock	122,744					1,373,131	1,373,131	122,744
Series A One Preferred Stock [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Share price	$ 4.89					$ 4.89		$ 4.89	$ 4.89
Series A Three Redeemable Convertible Preferred Stock [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Conversion of stock	1,121,204							1,121,204
Series A Three Preferred Stock [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Share price						$ 4.60		$ 4.60
Redeemable Convertible Preferred Stock [Member] | Preferred Stock [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Issuance of redeemable convertible preferred stock and common stock upon conversion of promissory note, shares				132,097
Minimum [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Debt interest rate		1.00%								1.00%
Minimum [Member] | Common Stock [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Debt interest rate		1.00%								1.00%
Maximum [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Debt interest rate		3.00%								3.00%
Secured Promissory Notes [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Principal borrowings		$ 4,800								$ 4,800
Conversio rate									$ 500
Debt interest rate		18.00%							18.00%	18.00%
Convertible promissory notes		$ 5,700	$ 4,200							$ 5,700	$ 4,200
Other notes payable		5,400	4,900							$ 5,400	$ 4,900
Unpaid principal balance		$ 300	$ 700
Secured Promissory Notes [Member] | Minimum [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Debt interest rate		0.25%							0.25%	0.25%
Secured Promissory Notes [Member] | Maximum [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Debt interest rate		3.00%							3.00%	3.00%
Secured Promissory Note One [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Conversio rate									$ 100,000	$ 100,000
Default Notes [Member] | Minimum [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Debt interest rate		1.00%								1.00%
Default Notes [Member] | Maximum [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Debt interest rate		3.00%								3.00%
Unsecured Promissory Note [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Conversio rate				$ 100	$ 1,000